================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GME Capital LLC
Address:   17 Heights Road
           Plandome, NY 11030


Form 13F File Number:   28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward M. Giles
Title:   Managing Member
Phone:   212-752-5255

Signature, Place, and Date of Signing:


      /s/ Edward M. Giles               New York, NY             04/29/08
------------------------------      -------------------       --------------
           [Signature]                 [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

================================================================================

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           42

Form 13F Information Table Value Total:       296215
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

GME Capital LLC
FORM 13F
31-Mar-08

                                                                                                   Voting Authority
                                                                                                   -----------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                Title of class   CUSIP        (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers  Sole     Shared  None
----------------------------  --------------  ---------     --------  -------  ---  ----  -------  --------  -------  ------  ------
3D SYSTEMS CORP               COM             88554D205         6052   411960  SH         Defined             411960
ACCELR8 TECHNOLOGY CORP       COM             004304200          224    50900  SH         Defined              50900
ACCURAY INC                   COM             004397105         1332   170500  SH         Defined             170500
AMERICAN VANGUARD CORP        COM             030371108         6666   400615  SH         Defined             400615
AMERIGAS PARTNERS - LP        COM             030975106          302    10000  SH         Defined              10000
ANADARKO PETROLEUM CORP       COM             032511107          504     8000  SH         Defined               8000
ANALOG DEVICES                COM             032654105          420    14223  SH         Defined              14223
BREEZE-EASTERN CORP           COM             106764103          545    50700  SH         Defined              50700
CELGENE CORP                  COM             151020104       104456  1704287  SH         Defined            1704287
CLEVELAND-CLIFFS INC          COM             185896107        17709   147800  SH         Defined             147800
ELAN CORP PLC ADR             COM             284131208        17358   832100  SH         Defined             832100
EMERITUS CORPORATION          COM             291005106         3129   150000  SH         Defined             150000
ENERGY FOCUS INC              COM             29268T102          289   116150  SH         Defined             116150
ENZON PHARMACEUTICALS INC.    COM             293904108          725    78700  SH         Defined              78700
EQUITABLE RESOURCES INC       COM             294549100         5124    87000  SH         Defined              87000
EV3 INC                       COM             26928A200         1221   150000  SH         Defined             150000
EVERGREEN ENERGY INC          COM             30024B104          320   207600  SH         Defined             207600
HCP, INC                      COM             40414L109          216     6400  SH         Defined               6400
HEALTH GRADES INC             COM             42218Q102         1398   264800  SH         Defined             264800
HUDSON CITY BANCORP INC       COM             443683107         5406   305787  SH         Defined             305787
ISHARES SILVER TRUST          COM             46428Q109          852     5000  SH         Defined               5000
KOPIN CORP.                   COM             500600101           47    17568  SH         Defined              17568
METABOLIX INC                 COM             591018809         8810   804534  SH         Defined             804534
MRV COMMUNICATIONS INC.       COM             553477100          633   462200  SH         Defined             462200
NEWFIELD EXPLORATION CO       COM             651290108         5930   112200  SH         Defined             112200
NEWMONT MINING CORPORATION    COM             651639106         2938    64850  SH         Defined              64850
NOBLE CORP                    COM             G65422100         6874   138400  SH         Defined             138400
NOVA CHEMICALS CORP           COM             66977W109         2003    84000  SH         Defined              84000
NOVAGOLD RESOURCES INC        COM             66987E206         1465   190000  SH         Defined             190000
PEABODY ENERGY                COM             704549104         1550    30400  SH         Defined              30400
PETROHAWK ENERGY CORP         COM             716495106         8943   443400  SH         Defined             443400
QUESTAR CORP                  COM             748356102         4943    87400  SH         Defined              87400
RAYONIER INC                  COM             754907103         7934   182644  SH         Defined             182644
SOUTHWESTERN ENERGY CO        COM             845467109        28192   836800  SH         Defined             836800
STERICYCLE, INC.              COM             858912108         4372    84900  SH         Defined              84900
STREETTRACKS GOLD TRUST       COM             863307104         8134    90000  SH         Defined              90000
THERMO FISHER SCIENTIFIC INC  COM             883556102        10959   192800  SH         Defined             192800
TRANSOCEAN INC                COM             G90073100          270     2000  SH         Defined               2000
UNIVERSAL HEALTH RLTY IN      COM             91359E105         1068    32083  SH         Defined              32083
WILLBROS GROUP INC            COM             969199108         7797   254800  SH         Defined             254800
WYETH                         COM             983024100         7596   181900  SH         Defined             181900
ZIX CORPORATION               COM             98974P100         1509   390000  SH         Defined             390000
REPORT SUMMARY                            42  DATA RECORDS    296215             0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED